As filed with the Securities and Exchange Commission on December 23, 2025

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 444	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 446	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

535 Madison Avenue, 37th Floor

New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Angela Brickl

535 Madison Avenue, 37th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Fatima S. Sulaiman

Frank H. Na

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On January 23, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

This Post-Effective Amendment No. 444 to the Registration Statement on Form N-1A for the Direxion Shares ETF Trust is being filed solely for the purpose of delaying, until January 23, 2026, the effectiveness of Post-Effective Amendment No. 441 with respect to the Direxion Daily QQQE Bull 3X ETF, which was filed with the Commission via EDGAR Accession No. 0001193125-25-237095 on October 10, 2025.

This Post-Effective Amendment No. 444 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 444 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 444 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on December 23, 2025.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 444 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board	December 23, 2025

/s/ Angela Brickl Angela Brickl	Trustee	December 23, 2025

/s/ David L. Driscoll* David L. Driscoll	Trustee	December 23, 2025

/s/ Kathleen M. Berkery* Kathleen M. Berkery	Trustee	December 23, 2025

/s/ Mary Jo Collins* Mary Jo Collins	Trustee	December 23, 2025

/s/ Carlyle Peake* Carlyle Peake	Trustee	December 23, 2025

/s/ Bradley Kurtzman* Bradley Kurtzman	Trustee	December 23, 2025

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Executive Officer	December 23, 2025

/s/ Corey Noltner* Corey Noltner	Principal Financial Officer	December 23, 2025

*By:	/s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 429 to the Trust’s Registration Statement filed with the SEC on February 26, 2025.